Debt Debt-Secured Credit Facilities Summary (Details) - Secured Debt [Member] $ in Thousands	9 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 455,949	$ 522,446
$39,600 Million Credit facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	1.17%
Debt Instrument, Maturity Date, Description	September 28, 2020
Proceeds from Lines of Credit	$ 33,550
Long-term Debt, Gross	0	20,144
Debt Instrument, Collateral Amount	0
Debt Instrument, Unused Borrowing Capacity, Amount	$ 0
Remaining Newbuilding Vessels	0
$39,600 Million Credit facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.925%
$39,600 Million Credit facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	2
$39,600 Million Credit facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	0
$409 Million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	1.20%
Debt Instrument, Maturity Date, Description	December 30, 2020
Proceeds from Lines of Credit	$ 220,769
Long-term Debt, Gross	96,468	167,816
Debt Instrument, Collateral Amount	455,106
Debt Instrument, Unused Borrowing Capacity, Amount	$ 78,954
Remaining Newbuilding Vessels	0
$409 Million Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
$409 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	8
$409 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	7
$330 Million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	1.17%
Debt Instrument, Maturity Date, Description	July 29, 2021
Proceeds from Lines of Credit	$ 294,225
Long-term Debt, Gross	254,006	225,759
Debt Instrument, Collateral Amount	585,486
Debt Instrument, Unused Borrowing Capacity, Amount	$ 0
Remaining Newbuilding Vessels	0
$330 Million Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.925%
$330 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	6
$330 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	15
$42 Million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	1.12%
Debt Instrument, Maturity Date, Description	6 years from each Kamsarmax drawdown and September 21, 2021 on the Ultramax tranche
Proceeds from Lines of Credit	$ 48,870
Long-term Debt, Gross	36,035	38,512
Debt Instrument, Collateral Amount	94,637
Debt Instrument, Unused Borrowing Capacity, Amount	$ 0
Remaining Newbuilding Vessels	0
$42 Million Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.97%
$42 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	2
$42 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	1
$67.5 Million Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	1.25%
Debt Instrument, Maturity Date, Description	7 years from each drawdown
Proceeds from Lines of Credit	$ 53,816
Long-term Debt, Gross	40,461	40,461
Debt Instrument, Collateral Amount	113,479
Debt Instrument, Unused Borrowing Capacity, Amount	$ 0
Remaining Newbuilding Vessels	0
$67.5 Million Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.95%
$67.5 Million Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	2
$67.5 Million Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	2
$12.5 Million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.00%
Debt Instrument, Maturity Date, Description	December 22, 2020
Proceeds from Lines of Credit	$ 11,750
Long-term Debt, Gross	10,379	10,379
Debt Instrument, Collateral Amount	30,141
Debt Instrument, Unused Borrowing Capacity, Amount	$ 0
Remaining Newbuilding Vessels	0
$12.5 Million Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
$12.5 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	0
$12.5 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	1
$27.3 Million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	1.18%
Debt Instrument, Maturity Date, Description	5 years from each drawdown
Proceeds from Lines of Credit	$ 23,250
Long-term Debt, Gross	18,600	$ 19,375
Debt Instrument, Collateral Amount	61,458
Debt Instrument, Unused Borrowing Capacity, Amount	$ 0
Remaining Newbuilding Vessels	0
$27.3 Million Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.95%
$27.3 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	0
$27.3 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	2